Income Taxes - Undistributed Earnings and Foreign Location Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 142	$ 114	$ 99
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.23	$ 0.18	$ 0.15
Undistributed earnings of non-U.S. subsidiaries	$ 14,000